Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Consolidated Financial Statements Since the Acquisition Date
March 17, 2021
Purchase consideration	-
Cash consideration	$110,232,401
Share based payment	12,395,710
122,628,111
Net assets acquired,
Cash	1,639,102
Prepayment, deposit and other receivables (current)	1,205,027
Accounts receivable	1,844,197
Bills receivable	14,944
Amount due from related parties	389,775
Property, plant and equipment	1,133,622
Intangible assets	72,832,550
Accounts payable	(2,789,224)
Contract liabilities	(271,995)
Other payable	(5,989,133)
Amount due to related parties	(340,220)
Short term loan	(6,815,175)
Tax payable	(22,069)
Long-term payable	(913,061)
Deferred tax liability arising from IA (tax rate 15%)	(10,911,952)
Exchange reserve	(186,386)

Goodwill	71,808,110